PROVISION FOR POST-EMPLOYMENT BENEFITS	12 Months Ended
Dec. 31, 2021
Postemployment Benefits [Abstract]
PROVISION FOR POST-EMPLOYMENT BENEFITS

NOTE 11 – PROVISION FOR POST-EMPLOYMENT BENEFITS

Provision for post-employment benefits consists of the following:

	As of December 31,
	2021	2020
Provision for post-employment benefits	$115,393	$68,701

The provision for post-employment benefits are recognized in the period in which the benefit is earned by the employee, rather than when it is paid or payable.

The following outlines how each category of employee benefits are measured, providing reconciliation on present value of Defined Benefit Obligation and Plan Asset.

	As of December 31,
	2021	2020
Present Value of Defined Benefit Obligation (DBO) and Fair Value of Plan Assets
Present Value of DBO, at the Beginning of Year	$68,701	$-
Current service cost	69,157	68,701
Interest cost on the DBO	4,198	-
Employee benefits are already noted for quit employees	4,041	-
Exchange rate impact	-	-
Present Value of DBO, (expected) at the End of Year	146,097	68,701
Actuarial gain on DBO	(30,704)
Present Value of DBO, (actual) at the End of Year	$115,393	$68,701

Fair Value of Plan Assets at the Beginning of Year	$-	$-
Interest income on Plan Assets	-	-
Company contribution to Plan Assets	-	-
Exchange rate impact	-	-
Fair Value of Plan Assets, (expected) at the End of Year	-	-
Actuarial gain or loss on Plan Assets	-	-
Fair Value of Plan Assets, (actual) at the End of Year	$-	$-

The effect of asset ceiling	-	-

Provision for post-employment benefits	$115,393	$68,701

The following are key information for the recalculation of employee benefits obligations as of December 31, 2021 and 2020:

	As of December 31,
	2021	2020
Liabilities at the Beginning of Year	$68,701	$-
Post-employment benefits costs	77,396	68,701
Actuarial gain on liabilities	(30,704)	-
Company contribution	-	-
Employee benefits paid	-	-
Exchange rate impact	-	-
Liabilities at the End of Year	$115,393	$68,701

The Company recorded actuarial gain of $30,704, nil and $549 for the years ended December 31, 2021, 2020 and 2019, respectively.

The Company realized actuarial gain of nil, $46,805 and nil for the years ended December 31, 2021, 2020 and 2019, respectively.